Common Stock Warrants (Details 1)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Common Stock Warrants Details 1
Average risk-free interest rates	2.01%	1.75%
Average expected life (in years)	3 years 6 months	9 years 2 months 19 days	0 years